UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:
Address:

13F File Number:	28-10839

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Luellen H. Lockwood
Title:	CFO
Phone:	425-451-7722
Signature, Place and Date of Signing:

		Bellevue, Washington	June 30, 2005

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	24
Form 13F Information Table Value Total:	132



List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds Trust Series I        ETF              252787106     2030 19753  SH	     SOLE                19234.000           519.000
NASDAQ 100 Unit Ser 1          ETF              631100104      444 12066  SH         SOLE                11750.000           316.000
Vanguard Total Stock Index Vip ETF              922908769    11130 94988  SH         SOLE                78800.000         16253.000
iShares Cohen Steers Realty    ETF              464287564     9246 129855 SH         SOLE               110250.000         19714.000
iShares DJ US Real Estate      ETF              464287739      735 11555  SH         SOLE                10486.000          1069.000
iShares Russell 1000 Index     ETF              464287622    16219 251611 SH         SOLE               214148.000         37581.000
iShares Russell 1000 Value Ind ETF              464287598      904 13561  SH         SOLE                13211.000           350.000
iShares Russell 2000 Value     ETF              464287630      476 7396   SH         SOLE                 7210.000           186.000
iShares Russell 3000 Index     ETF              464287689    16193 236457 SH         SOLE               200910.000         35658.000
iShares Russell Midcap Index   ETF              464287499    17897 217194 SH         SOLE               183481.000         33824.000
iShares Russell Midcap Value   ETF              464287473      963 8159   SH         SOLE                 7953.000           206.000
iShares S&P 100 Index          ETF              464287101      426 7648   SH         SOLE                 7444.000           204.000
iShares S&P 400 Index          ETF              464287507    17663 257847 SH         SOLE               217206.000         40755.000
iShares S&P 500 Growth Index   ETF              464287309      858 15179  SH         SOLE                14773.000           406.000
iShares S&P 500 Index          ETF              464287200    18742 157347 SH         SOLE               132788.000         24623.000
iShares S&P 500 Value          ETF              464287408      662 10625  SH         SOLE                 7088.000          3537.000
iShares S&P 600 Index          ETF              464287804    10028 182270 SH         SOLE               147491.000         34923.000
American Express Company       DOM              025816109      205 3850   SH         SOLE                 3050.000           800.000
American International Group   DOM              026874107      244 4200   SH         SOLE                 3000.000          1200.000
Federated Department Stores    DOM              31410H101      227 3100   SH         SOLE                 1800.000          1300.000
General Electric               DOM              369604103      249 7175   SH         SOLE                 4375.000          2800.000
Mera Pharmaceuticals Inc       DOM              58732R103        2 66000  SH         SOLE                66000.000
Microsoft Incorporated         DOM              594918104     6179 248758.054SH      SOLE               247010.054          1748.000
Par Technology                 DOM              698884103      483 15108  SH         SOLE                14544.000           564.000